RELATED PARTY TRANSACTIONS	13 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Related Party Transactions

19. RELATED PARTY TRANSACTIONS

Key management personnel compensation:

	Thirteen months ended December 31, 2021	Year ended November 30, 2020
Short term employee benefits	$1,429,187	$339,000
Share-based payments	983,943	319,479
Short term employee benefits	$2,413,130	$658,479

During the thirteen months ended December 31, 2021, the Company granted 2,000,000 options to the Chief Executive Officer and 700,000 options to officers of the Company and recorded $380,080 in share-based compensation related to the vesting of these options (see Note 16(a)). In addition, the Company granted 2,000,000 RSUs to the Chief Executive Officer and recorded $603,863 in share-based compensation related to the vesting of these RSUs (see Note 16(b)).

Other related party transactions:

Included in accounts payable and accrued liabilities at December 31, 2021 is $225,978 (November 30, 2020 - $255,807) owed to the chairman of the board of directors of the Company. This amount is due on demand, unsecured, and non-interest bearing.

See Note 23.